Notes Payable - Schedule of Future Maturities of Notes Payable (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025
Maturities of Long-Term Debt [Abstract]
2026	$ 6,973,557	$ 2,593,557
2027	587	570
2028	609	592
2029	632	615
2030	656	638
Thereafter	21,177	21,672
Total	6,997,218	2,617,644
Less: unamortized discount	(1,685,934)	(3,032)
Future maturities of notes payable	$ 5,311,284	$ 2,614,612